December 27, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING Variable Products Trust (File No. 811-08220)
Registration Statement on Form N-14

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Variable Products Trust (“Registrant”).  This Form N-14 is being filed in connection with the reorganization of ING BlackRock Science and Technology Opportunities Portfolio, a series of ING Variable Portfolios, Inc. (“Acquired Fund”) with and into ING MidCap Opportunities Portfolio, a series of the Registrant (“Acquiring Fund”), in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all known liabilities of the Acquired Fund.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 704.339.3164 or Kristen Freeman at 480.477.2650.

Very truly yours,

/s/ Corey F. Rose
Corey F. Rose

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